Depreciation and Impairment of Assets - Summary of Depreciation and Impairment of Assets (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation amortization and impairment [abstract]
Depreciation of Property, Plant and Equipment	$ (14,854,607)	$ (16,406,604)	$ (15,210,862)
Amortization of Organization and Development Expenses	(12,699,065)	(11,815,977)	(8,790,180)
Depreciation of other intangible assets	(353)	(88)	0
Others	(323,120)	(17,438)	(356,749)
Total	$ (27,877,145)	$ (28,240,107)	$ (24,357,791)